Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Repayment schedule [Abstract]
Project debt	$ 5,037,007	$ 5,036,193
Remainder of 2022 [Member]
Repayment schedule [Abstract]
Interest payment	57,015
Nominal repayment	302,466
Between January and March 2023 [Member]
Repayment schedule [Abstract]
Project debt	29,584
Between April and December 2023 [Member]
Repayment schedule [Abstract]
Project debt	329,085
2022 [Member]
Repayment schedule [Abstract]
Interest payment		18,017
Nominal repayment		317,388
2023 [Member]
Repayment schedule [Abstract]
Project debt		355,956
2024 [Member]
Repayment schedule [Abstract]
Project debt	367,936	369,528
2025 [Member]
Repayment schedule [Abstract]
Project debt	495,038	498,712
2026 [Member]
Repayment schedule [Abstract]
Project debt	410,293	411,514
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 3,045,590	$ 3,065,078